Supplementary Oil And Gas Information (Unaudited) - Natural Gas Narrative (Details) - Natural gas - Bcf	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	3,617	2,919	428
Extensions and discoveries (in MMbbl)	545	173	106
Improved recovery (in MMbbl)	161	159	202
Purchases of reserves in place (in MMbbl)	1,654	2,615	34
Sales of reserves in place (in Bcf)	1	4	0
Production (in Bcf)	587	524	528
Economic revisions due to prices (in Bcf)	708	100	248
Revisions of prior estimates (in Bcf)	1,136	399	367